Property, plant and equipment - Schedule of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,017	$ 920	$ 774
R&D expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	840	751	589
G&A expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	97	102	185
S&M Expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 80	$ 67	$ 0